Share-based payment - Legacy programs - Stock Options (Details) - Stock Option	12 Months Ended
	Dec. 31, 2018 EUR (€) Options plan shares	Dec. 31, 2017 EUR (€) Options	Dec. 31, 2016 EUR (€) Options	Dec. 31, 2015 EUR (€) Options
Share-based payment
Number of global plans | plan	1
Number of shares per option | shares	1
Balanced at beginning of period (in shares) | Options	447,500	1,601,021	3,640,286
Shares exercised | Options	(424,500)	(415,750)	(832,900)
Shares forfeited | Options		(215,000)	(17,875)
Shares expired | Options		(522,771)	(1,188,490)
Balance at end of period (in shares) | Options	23,000	447,500	1,601,021
Weighted average exercise price at beginning of period	€ 2.07	€ 3.34	€ 4.67
Weighted average exercise price - exercised	2.06	2.13	2.52
Weighted average exercise price - forfeited		2.71	2.57
Weighted average exercise price - expired		5.65	7.81
Weighted average exercise price at end of period	2.35	2.07	3.34
Weighted average share price	€ 5.07	€ 4.93	€ 4.87
Number of options exercisable | Options	23,000	447,500	1,197,771	2,318,911
Weighted average exercise price of exercisable options	€ 2.35	€ 2.07	€ 3.56	€ 5.97